List of subsidiaries	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
List of subsidiaries
List of subsidiaries
24.	List of subsidiaries

Set out below is a list of subsidiaries of the Group.

	Ownership Interest	Ownership Interest
	March 31, 2022	December 31, 2021
Name	%	%
Flow Research S.L.	100	100
Nexters Studio LLC	100	100
Nexters Online LLC	100	100
NHW Ltd	100	100
Nexters Global Ltd	100	100
Synergame Investments Ltd	100	100
Game Positive LLC	70	70
Lightmap Ltd	100	—
Lightmap LLC	100	—

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are creative design of online games.

Nexters Studio LLC

NX Studio LLC was incorporated in Moscow, the Russian Federation on July 7, 2015. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are game development. NX Studio LLC was renamed to Nexters Studio LLC in June of 2021.

Nexters Online LLC

NX Online LLC was incorporated in Moscow, the Russian Federation on January 29, 2020. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are technical support for the online gaming. NX Online LLC was renamed to Nexters Online LLC in June of 2021.

NHW Ltd

NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company’s principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company’s principal activities are game development.

Synergame Investments Ltd

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company’s principal activity is to provide independent developers with expertise and funds needed to launch their games and build successful international businesses.

Game Positive LLC

Game Positive LLC was incorporated in Moscow, the Russian Federation on September 27, 2021. The registered office of the company is Spartakovskiy lane, 2, Building 1, 105082, Moscow. The company’s principal activities are game development.

Lightmap Ltd.

The group encompasses five legal entities, four of which Lightmap Ltd, Cubic Games Ltd, Kadexo Ltd, Fellaway Ltd are incorporated in Cyprus, while the fifth Lightmap LLC is incorporated in Russia. Lightmap Ltd is the owner of intellectual property (IP) rights. Cubic Games Ltd and Kadexo Ltd are the publishers of games Pixel Gun 3D (“PG3D”) and Block City Wars (“BCW”), respectively. The publishers pay 97% of their revenue in license fees to Lightmap Ltd. Fellaway Ltd is dormant and slated for dissolution. Lightmap LLC employs developers and production and support staff. Lightmap Ltd has an investment in another subsidiary entity, Britglow Ltd, this company is dissolved.

Lightmap LLC

Lightmap LLC was incorporated in Rostov-on-Don, the Russian Federation on April 21, 2017. The registered office of the company is Nizhnebulvarnaya str., 8, Building 1, 344022, Rostov-on-Don. The company’s principal activities are game development.

27.   List of subsidiaries

Set out below is a list of subsidiaries of the Group.

	Ownership	Ownership
	Interest	Interest
	December 31,	December 31,
	2021	2020
Name	%	%
Topland Management Ltd	—	100
Flow Research S.L.	100	100
Nexters Studio LLC	100	—
Nexters Online LLC	100	—
NHW Ltd	100	—
Nexters Global Ltd	100	—
Synergame Investments Ltd	100	—
Game Positive LLC	70	—

Topland Management Ltd

Topland Management Ltd was incorporated in British Virgin Islands on December 7, 2010. The registered office of the company is at Vistra Corporate Services Centre, Wickhams Cay II, Road Town, Tortola, British Virgin Islands. The company has been liquidated on February 19, 2021.

Flow Research S.L.

Flow Research S.L. was incorporated in Barcelona, Spain, on November 10, 2017. The registered office of the company is at CL Fontanella 4, Orihuela Alicante, 03189 Spain. The company’s principal activities are creative design of online games.

Nexters Studio LLC

NX Studio LLC was incorporated in Moscow, the Russian Federation on July 7, 2015. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are game development. NX Studio LLC was renamed to Nexters Studio LLC in June of 2021.

Nexters Online LLC

NX Online LLC was incorporated in Moscow, the Russian Federation on January 29, 2020. The registered office of the company is Zemlyanoy lane, 50A Building 2, 109028, Moscow. The company’s principal activities are technical support for the online gaming. NX Online LLC was renamed to Nexters Online LLC in June of 2021.

NHW Ltd

NHW Ltd was incorporated in Larnaca, Republic of Cyprus on March 9, 2020. The registered office of the company is Faneromenis, 107, P.C. 6031, Larnaca, Cyprus. The company’s principal activities are publication and testing of program applications.

Nexters Global Ltd

Nexters Global Ltd was incorporated in Larnaca, Republic of Cyprus on November 2, 2009. The registered office of the Company is at Faneromenis 107, 6031, Larnaca, Cyprus. The company’s principal activities are game development.

Synergame Investments Ltd

Synergame Investment Ltd was incorporated in Limassol, Republic of Cyprus on September 1, 2021. The registered office of the company is Griva Digeni, 55, P.C. 3101, Limassol, Cyprus. The company’s principal activity is to provide independent developers with expertise and funds needed to launch their games and build successful international businesses.

Game Positive LLC

Game Positive LLC was incorporated in Moscow, the Russian Federation on September 27, 2021. The registered office of the company is Spartakovskiy lane, 2, Building 1, 105082, Moscow. The company’s principal activities are game development.